Events after the reporting period (Details)		1 Months Ended	2 Months Ended		10 Months Ended
	Mar. 20, 2025 miner	Jan. 31, 2025 USD ($) miner	Feb. 13, 2025 USD ($)	Nov. 25, 2024 USD ($) miner shares	Jan. 21, 2025 USD ($) shares	Mar. 17, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares sold under previous ATM | shares					133,471,339
Total proceeds under previous ATM					$ 993,294,000
Assets held for sale							$ 2,952,000	$ 10,696,000	$ 0
Subsequent events
Disclosure of non-adjusting events after reporting period [line items]
New ATM capacity					$ 1,000,000,000
Number or miners S21 T21 swap			9,025
Non-refundable conection costs						$ 4,100,000
Refundable deposits						$ 26,900,000
Subsequent events | At-the-Market Offerings
Disclosure of non-adjusting events after reporting period [line items]
Shares issued under the ATM Facility (in shares) | shares				9,010,957
Shares issued under the ATM Facility				$ 103,269,000
Subsequent events | Mining Assets, S19jPro
Disclosure of non-adjusting events after reporting period [line items]
Number of miners classified as held for sale | miner	6,000	6,300		6,300
Assets held for sale		$ 1,502,000
Major purchases of assets [member]
Disclosure of non-adjusting events after reporting period [line items]
S21 Pro - Option exercised			48,030
S21 Pros capacity - Option exercised			11.2
S21 XP - Option exercised			30,000
S21 XP capacity - Option exercised			8.1
Bitmain contract - Option exercised			$ 411,350,000
S21 XP upgrade capacity			2.4
S21 XP upgrade			$ 35,840,000